Segment reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Summary of Information by Segment

Summary information by operating segment is as follows:

December 31, 2011	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	266,055,131	60,790,709	227,448,951	330,902	118,755,900	-	-	-	673,381,593
Real estate lease income	2,607,441	181,042	45,597	-	-	-	-	-	2,834,080
Other revenue	342,865	4,063	128,181	850	33,607	-	-	10,782,957	11,292,523

Total revenue	269,005,437	60,975,814	227,622,729	331,752	118,789,507	-	-	10,782,957	687,508,196
Cost of real estate sales	(171,351,063)	(48,476,077)	(168,148,014)	(62,957)	(89,102,687)	-	-	-	(477,140,798)
Cost of real estate lease income	(492,447)	(118,519)	(470,876)	(49,945)	-	-	-	-	(1,131,787)
Other costs	(40,865)	-	(120,300)	(8,809)	(26,455)	-	-	(9,307,785)	(9,504,214)

Total cost of revenue	(171,884,375)	(48,594,596)	(168,739,190)	(121,711)	(89,129,142)	-		(9,307,785)	(487,776,799)
Gross profit	97,121,062	12,381,218	58,883,539	210,041	29,660,365	-	-	1,475,172	199,731,397
Operating expenses	(21,784,890)	(3,279,303)	(7,927,609)	(76,597)	(3,387,604)	(1,529,271)	-	(5,454,150)	(43,439,424)

Operating income/(loss)	75,336,172	9,101,915	50,955,930	133,444	26,272,761	(1,529,271)		(3,978,978)	156,291,973
Interest income	4,216,641	326,579	381,103	246	202,459	96,920	-	69,972	5,293,920
Exchange gains	56,725	-	-	-	-	-	-	-	56,725

Income/(loss) before income taxes	79,609,538	9,428,494	51,337,033	133,690	26,475,220	(1,432,351)	-	(3,909,006)	161,642,618
Income tax expense	(33,322,951)	(2,346,751)	(15,947,960)	(67,007)	(6,530,367)	(823)	-	(421,630)	(58,637,489)

Net income/(loss)	46,286,587	7,081,743	35,389,073	66,683	19,944,853	(1,433,174)	-	(4,330,636)	103,005,129

Depreciation and amortization	1,510,923	182,878	631,267	59,167	64,740	42,334		9,523	2,500,832
Capital expenditure	118,024	35,020	25,792	232	9,914	796,041	-	179,063	1,164,086
Real estate property development completed	5,040,848	665,899	777,695	290,699	-	-	-	-	6,775,141
Real estate property under development (current)	310,705,133	197,255,151	220,478,957	-	33,432,150	-	-	-	761,871,391
Real estate property held for lease	7,830,238	1,348,478	8,425,868	921,920	-	-	-	-	18,526,504

Total long-lived assets	10,995,939	2,571,597	8,774,859	923,748	190,311	893,349	-	1,613,592	25,963,395
Total assets	685,397,504	202,903,110	304,969,620	10,241,454	145,895,377	12,963,386	-	28,243,175	1,390,613,626

December 31, 2012	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Net real estate sales	409,866,785	139,120,620	255,431,799	52,228	85,372,969	-	8,204,121	-	898,048,522
Real estate lease income	1,776,271	118,666	12,990	-	-	-	-	1,345,841	3,253,768
Other revenue	835,807	123,393	150,424	-	459,455	-	-	11,927,183	13,496,262

Total revenue	412,478,863	139,362,679	255,595,213	52,228	85,832,424	-	8,204,121	13,273,024	914,798,552
Cost of real estate sales	(255,731,299)	(112,010,770)	(176,713,055)	-	(61,137,449)	-	(6,158,800	181,210	(611,570,163)
Cost of real estate lease income	(772,434)	(104,900)	(614,454)	(51,124)	-	-	-	-	(1,542,912)
Other costs	(5,209,999)	(9,713)	(4,670,571)	(44)	(46,410)	-	(475,005	(11,238,453)	(21,650,195)

Total cost of revenue	(261,713,732)	(112,125,383)	(181,998,080)	(51,168)	(61,183,859)	-	(6,633,805	(11,057,243)	(634,763,270)
Gross profit	150,765,131	27,237,296	73,597,133	1,060	24,648,565	-	1,570,316	2,215,781	280,035,282
Operating expenses	(25,485,569)	(4,401,606)	(10,056,381)	(10,856)	(2,537,960)	(2,133,432)	(852,184	(11,293,434)	(56,771,422)

Operating income/(loss)	125,279,562	22,835,690	63,540,752	(9,796)	22,110,605	(2,133,432)	718,132	(9,077,653)	223,263,860
Interest income	7,435,582	589,441	369,546	373	156,911	418,608	3,643	44,522	9,018,626

Income/(loss) before income taxes	132,715,144	23,425,131	63,910,298	(9,423)	22,267,516	(1,714,824)	721,775	(9,033,131)	232,282,486
Income tax expense	(38,363,911)	(5,566,143)	(22,921,285)	(57,467)	(5,349,292)	(133,390)	(257,547	(1,525,592)	(74,174,627)

Net income/(loss)	94,351,233	17,858,988	40,989,013	(66,890)	16,918,224	(1,848,214)	464,228	(10,558,723)	158,107,859

Depreciation and amortization	912,925	125,461	719,846	52,009	43,883	202,340	-	456,804	2,513,268
Capital expenditure	293,152	15,492	6,942	-	1,267	1,803	-	56,600	375,256
Real estate property held for sale	-	-	-	-	-	-	11,191,200	-	11,191,200
Real estate property development completed	164,777	972,064	587,535	278,549	1,155,433	-	-	-	3,158,358
Real estate property under development (current)	200,523,505	162,469,632	131,597,689	-	2,044,599	170,596,964	55,587,073	-	722,819,462
Real estate property held for lease	7,559,206	1,706,272	12,351,171	872,834	-	-	-	714,343	23,203,826

Total long-lived assets	20,685,992	1,877,073	12,645,923	873,314	127,070	1,012,336	-	2,816,194	40,037,902
Total assets	738,660,051	272,876,033	306,297,716	9,831,898	114,816,678	23,168,302	30,147,475	70,582,453	1,566,380,606

December 31, 2013	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Net real estate sales	378,087,120	290,511,011	186,224,891	-	13,489,121	-	6,614,490	-	874,926,633
Real estate lease income	2,098,415	196,596	576,457	-	-	-	-	3,118,298	5,989,766
Other revenue	242,368	84,040	479,202	-	183,026	-	15,520	15,817,501	16,821,657

Total revenue	380,427,903	290,791,647	187,280,550	-	13,672,147	-	6,630,010	18,935,799	897,738,056
Cost of real estate sales	(225,443,661)	(220,570,567)	(135,087,692)	-	(3,107,736)	-	(6,002,345)	(723,634)	(590,935,635)
Cost of real estate lease income	(1,602,225)	(129,059)	(323,012)	-	-	-	-	458,065	(1,596,231)
Other costs	3,553,561	(512)	3,359,189	-	(56,418)	-	(550)	(13,063,594)	(6,208,324)

Total cost of revenue	(223,492,325)	(220,700,138)	(132,051,515)	-	(3,164,154)	-	(6,002,895)	(13,329,163)	(598,740,190)
Gross profit	156,935,578	70,091,509	55,229,035	-	10,507,993	-	627,115	5,606,636	298,997,866
Operating expenses	(39,956,831)	(6,925,944)	(11,766,051)	(12,908)	(936,011)	(6,670,853)	(1,359,841)	(17,594,048)	(85,222,487)

Operating income/(loss)	116,978,747	63,165,565	43,462,984	(12,908)	9,571,982	(6,670,853)	(732,726)	(11,987,412)	213,775,379
Interest income	9,121,573	749,616	216,008	129	11,819	736,400	3,098	842,844	11,681,487

Interest expense	(778,032)	-	-	-	-	-	-	(16,084,500)	(16,862,532)
Share of loss in an equity investee	(117,188)	-	-	-	-	-	-	-	(117,188)
Other operating income/expense	-	-	-	-	-	1,538,968	-	-	1,538,968
Income/(loss) before income taxes	125,205,100	63,915,181	43,678,992	(12,779)	9,583,801	(4,395,485)	(729,628)	(27,229,068)	210,016,114
Income tax expense	(46,673,642)	(13,936,301)	(16,640,499)	(40,107)	(2,749,642)	1,212,316	(44,335)	(4,787,640)	(83,659,850)

Net income/(loss)	78,531,458	49,978,880	27,038,493	(52,886)	6,834,159	(3,183,169)	(773,963)	(32,016,708)	126,356,264

Depreciation and amortization	1,903,564	147,053	548,699	52,166	3,652	311,673	174	170,141	3,137,122
Capital expenditure	6,672,173	184,084	91,784,366	-	-	936,906	116,597	405,009	100,099,135
Equity investment	5,967,905	-	-	-	-	-	-	-	5,967,905
Real estate property held for sale	-	-	-	-	-	-	5,524,041	-	5,524,041
Real estate property development completed	665,410	555,797	19,244,890	287,165	507,026	-	-	-	21,260,288
Real estate property under development (current)	190,143,709	37,201,975	441,295,792	-	-	198,205,122	65,672,108	-	932,518,706
Real estate property held for lease	48,011,607	3,602,956	7,712,857	846,903	-	-	-	235,858	60,410,181

Total long-lived assets	106,014,797	4,694,369	12,200,324	847,318	1,649,862	1,664,134	113,296	10,387,542	137,571,642
Total assets	928,034,862	314,799,152	482,414,252	9,494,401	88,642,444	184,288,291	6,530,771	367,895,419	2,382,099,592